18 Intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 6,332,611
Loss on disposal		(52,811)
Intangible assets, ending		6,929,456		R$ 6,332,611
Distribution Concession Agreement in Service [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		8,487,265		8,212,792
Incorporations				2,625
Amortization of quotas - concession and authorization	[1]	(485,677)		(461,370)
Amortization of quotas - PIS/Pasep and Cofins credits		(10,655)		(10,740)
Loss on disposal		(52,656)		(26,359)
Transfers to other receivables		(1,372)		(1,520)
Transfers to investments				(7)
Transfers from contract assets		1,016,482		771,844
Transfers from accounts receivable - concessions		99
Intangible assets, ending		8,953,486		8,487,265
Distribution Concession Agreement Special Liabilities in Service [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(2,783,579)		(2,822,729)
Incorporations				(2,550)
Amortization of quotas - concession and authorization	[1]	138,596		134,864
Transfers from contract assets		(105,116)		(93,164)
Intangible assets, ending		(2,750,099)		(2,783,579)
Distribution Concession Agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		5,703,686		5,390,063
Incorporations				75
Amortization of quotas - concession and authorization	[1]	347,081		326,506
Amortization of quotas - PIS/Pasep and Cofins credits		(10,655)		(10,740)
Loss on disposal		(52,656)		(26,359)
Transfers to other receivables		(1,372)		(1,520)
Transfers to investments				(7)
Transfers from contract assets		911,366		678,680
Transfers from accounts receivable - concessions		99
Intangible assets, ending		6,203,387		5,703,686
Generation Concession Agreement in Service [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		209,467		226,411
Capitalizations for intangible in service		3,682
Amortization of quotas - concession and authorization	[2]	(17,527)		(16,944)
ANEEL grant - use of public property
Business combination (Note 1.2)
Intangible assets, ending		195,622		209,467
Generation Concession Agreement in Progress [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	[3]
Capitalizations for intangible in service	[3]	(3,682)
Amortization of quotas - concession and authorization	[2],[3]
ANEEL grant - use of public property	[3]	3,682
Business combination (Note 1.2)	[3]
Intangible assets, ending	[3]
Generation Concession Agreement Concession Authorization Rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		373,204		367,441
Capitalizations for intangible in service
Amortization of quotas - concession and authorization	[2]	(14,986)		(14,350)
Business combination (Note 1.2)				20,113
Intangible assets, ending		358,218		373,204
Generation Concession Agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		582,671		593,852
Amortization of quotas - concession and authorization	[2]	(32,513)		(31,294)
ANEEL grant - use of public property		3,682
Business combination (Note 1.2)				20,113
Intangible assets, ending		553,840		582,671
Gas Distribution [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				3,619
Amortization of quotas - concession and authorization		(29,243)	[4]	(28,454)
Loss on disposal		151
Transfers from contract assets		7,277
Transfers from accounts receivable - concessions		154,483		24,835
Intangible assets, ending		132,366
Other in Service [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		31,620		25,630
Acquisitions		128
Transfers from property, plant and equipment		229		(1,471)
Capitalizations for intangible in service		7,136		16,118
Amortization of quotas - concession and authorization	[4]	(11,584)		(8,646)
Amortization of quotas - PIS/Pasep and Cofins credits		(13)		(11)
Loss on disposal
Reclassification	[1]
Intangible assets, ending		19,209		31,620
Other in Progress [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		14,634		15,933
Acquisitions		10,863		5,032
Transfers from property, plant and equipment		2,932		10,217
Capitalizations for intangible in service		(7,136)		(16,118)
Loss on disposal		4		430
Reclassification	[1]	(635)
Intangible assets, ending		20,654		14,634
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		46,254		41,563
Acquisitions		10,991		5,032
Transfers from property, plant and equipment		3,161		8,746
Amortization of quotas - concession and authorization	[4]	(11,584)		8,646
Amortization of quotas - PIS/Pasep and Cofins credits		(13)		(11)
Loss on disposal		4		430
Reclassification	[1]	(8,942)
Intangible assets, ending		R$ 39,863		R$ 46,254

[1]	Reclassification to Assets classified as held for sale (Note 40).
[2]	Amortization during the concession/authorization as of the start of commercial operations of the enterprises.
[3]	Includes the balances of use of public asset and hydrological risk renegotiation
[4]	Annual amortization rate: 20%.